Share Capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions					3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2025 shares	Mar. 24, 2025 CAD ($) shares	Nov. 05, 2024 USD ($)	Sep. 06, 2024 $ / shares shares	Apr. 30, 2025 CAD ($) shares	Jan. 31, 2025 CAD ($) $ / shares shares	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2025 CAD ($)	Oct. 31, 2023	Mar. 24, 2025 $ / shares	Oct. 31, 2024	Nov. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer												3.00%
Minimum leverage ratio	3.50%				3.50%		3.50%	3.50%
Domestic systemically important bank buffer	0.50%				0.50%		0.50%	0.50%
Minimum TLAC ratio	32.20%				32.20%		32.20%	32.20%			30.30%
Minimum TLAC leverage ratio	9.10%				9.10%		9.10%	9.10%			8.70%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	3.50%				3.50%		3.50%	3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge									1.00%
Minimum TLAC ratio	21.50%				21.50%		21.50%	21.50%
Minimum TLAC leverage ratio	7.25%				7.25%		7.25%	7.25%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio					11.50%
Tier 1 capital ratio					13.00%
Total capital ratio					15.00%
Minimum TLAC ratio	3.50%				3.50%		3.50%	3.50%
Six Point Three Six Nine Percent Of Limited Recourse Capital Notes Series Six [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate adjustment		3.65%
Floating interest rate [member] | Six Point Three Six Nine Percent Of Limited Recourse Capital Notes Series Six [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis		Starting on April 28, 2030, and every five years thereafter until April 28, 2080, the interest rate will be reset to be equal to the then current five-year Government of Canada yield plus 3.65% per annum.
Floating interest rate [member] | Six Point Nine Fifty Percent Limited Recourse Capital Notes Series Five [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, interest rate basis			Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Borrowings, interest rate adjustment			2.833%
Non Cumulative Rate Reset Series Sixty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend in addition to government of Canada bond yield		3.65%
Proceeds from issue of preference shares | $		$ 150
Par value per share | $ / shares										$ 1,000
Number of shares issued | shares		150,000
Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase of common shares for cancellation, Number of shares | shares					6,000,000		9,500,000
Reduction of issued capital | $					$ 109		$ 172
Non Cumulative Rate Reset Series Forty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number Of Shares Redeemed | shares						12,000,000
Redemption price per share | $ / shares						$ 0.25
Reduction of issued capital | $						$ 300
Normal Course Issuer Bid [Member] | XTSE [Member] | Ordinary shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Purchase of common shares for cancellation, Number of shares | shares				6,000,000
Threshold Date On Or Before Which Share Repurchase Shall Be Completed				Sep. 09, 2025
Share repurchase, average price per share | $ / shares				$ 81.53
Stock repurchased and cancelled during the period shares | shares	14,500,000						9,500,000
Share Repurchase Eligible Subject To Purchase Of Common Shares Threshold Minimum | shares				20,000,000
Reduction of issued capital | $					$ 490		$ 810	$ 1,229
January 28, 2030 [member] | Six Point Three Six Nine Percent Of Limited Recourse Capital Notes Series Six [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings maturity		April 28, 2085
Borrowings, interest rate		6.369%
Notional amount | $		$ 450
January 28, 2030 [member] | Six Point Nine Fifty Percent Limited Recourse Capital Notes Series Five [Member] | Limited Recourse Capital Notes Series [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings maturity			January 28, 2085
Borrowings, interest rate			6.95%
Notional amount | $			$ 500
Restatement [Member] | Non Cumulative Rate Reset Series Sixty One Class Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend Payable Rate Percentage		6.369%